EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 28, 2007 TO THE

PROSPECTUS DATED MAY 1, 2006

This Supplement updates the above-referenced Prospectus of the EQ/Enterprise Moderate Allocation Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding an upcoming investment strategy and name change of the Portfolio.

*            *            *            *             *

Effective on or about May 25, 2007, the name of the Portfolio will change to the “All Asset Allocation Portfolio” (“All Asset Allocation Portfolio”) and will pursue its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Life Insurance Company (“AXA Equitable” or “Manager”) and certain exchange-traded funds (“ETFs”). The equity asset category targets for the All Asset Allocation Portfolio will be increased to include a target investment percentage for investments in domestic real estate investment trusts (“REITs”), international or emerging markets securities, and alternative investments. As defined by AXA Equitable, alternative investments include market neutral securities, mergers and acquisitions, and commodities. Under the All Asset Allocation Portfolio’s target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or ETFs that would result in the All Asset Allocation Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category. The target allocation to investment grade and high yield fixed income classes may include both U.S. and foreign issuers.

Asset Class
Range of Equities	65%
Large Cap Equity Securities	23%
Small/Mid Cap Equity Securities	16%
Domestic REITs	5%
International/Emerging Markets Securities	21%
Alternative Investments	8%
Range of Bonds	27%
International Bonds	0%
Investment Grade Bonds	27%
High Yield Bonds	0%

The following Underlying Portfolios and ETFs are added to the list of the Underlying Portfolios set forth in the Trust’s Prospectus:

Domestic Real Estate Investment Trusts

EQ/Van Kampen Real Estate Portfolio

iShares Cohen & Steers Realty Majors Index

Alternative Equities

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

EQ/GAMCO Mergers and Acquisitions Portfolio

iShares COMEX Trust

iShares Silver Trust

iShares S&P Global Energy Sector Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

#219932v2

International/Emerging Markets Securities

EQ/AllianceBernstein International Portfolio

EQ/International ETF Portfolio

EQ/International Growth Portfolio

EQ/Mercury International Value Portfolio

EQ/Oppenheimer Global Portfolio

EQ/Templeton Growth Portfolio

EQ/Van Kampen Emerging Markets Portfolio

AXA Premier VIP International Equity Portfolio

The following is additional information regarding the Underlying Portfolios or ETFs. If you would like more information about the Underlying Portfolios, the Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

DOMESTIC REAL ESTATE INVESTMENT TRUSTS

EQ/Van Kampen Real Estate Portfolio	Seeks to provide above average current income and long-term capital appreciation	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Non-Diversification Risk • Real Estate Investing Risk • Value Investing Risk

iShares Cohen & Steers Realty Majors Index	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index.

The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry.

The Fund will concentrate its investments within the REIT market to approximately the same extent as the Index.

•     Market Risk

•     Asset Class Risk

•     Passive Investments Risk

•     Concentration Risk

•     Derivatives Risk

•     Tracking Error Risk

•     Management Risk

•     Market Trading Risks

•     Lack of Governmental Insurance or Guarantee

•     Adverse changes in real estate conditions

•     Obsolescence of properties

•     Mortgage Fund Changes Risk

•     Environmental Law Changes Risk

•     Federal Tax Requirements

#219932v2

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

ALTERNATIVE EQUITIES

EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.	The Portfolio invests in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies.	• Equity Risk • Large-Cap Company Risk • Leveraging Risk • Portfolio Turnover Risk • Real Estate Investing Risk • Short Sales Risk • Small- and Mid-Cap Companies Risk • Value Investing Risk

EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation	The Portfolio, which is a non-diversified portfolio, invests primarily in shares of companies that the Sub-adviser believes are likely acquisition targets within 12-18 months. In addition, the Sub-adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.	• Derivatives Risk • Equity Risk • Focused Portfolio Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small and Mid-Cap Company Risk

iShares COMEX Gold Trust	To reflect, at any given time, the price of gold owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not an actively managed fund. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of gold. The Trust receives gold deposited with it in exchange for the creation of Baskets of iShares, sells gold as necessary to cover the Trust expenses and other liabilities and delivers gold in exchange for Baskets of iShares surrendered for redemption.	• Large sales by the official sector (i.e. governments, central banks and related institutions) • A significant increase in gold hedging activity by gold producers. • Changes in speculators’ outlook

iShares Silver Trust	To reflect, at any given time, the price of silver owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of silver. The Trust receives silver deposited with it in exchange for the creation of Baskits of iShares, sells silver as necessary to cover the trust expenses and other liabilities and delivers silver in exchange for Baskets of iShares surrendered to it for redemption.	• Changes in Economic Conditions • Changes in speculators’ outlook • Increases in silver price hedging activity by silver producers.

#219932v2

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares S&P Global Energy Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index.	The Index measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The Fund will concentrate its investments in the energy sector, to approximately the same extent as the Index.

•     Market Risk

•     Asset Class Risk

•     Passive Investments Risk

•     Concentration Risk

•     Derivatives Risk

•     Tracking Error Risk

•     Management Risk

•     Market Trading Risks

•     Worldwide Energy prices and Spending Risk

•     Exchange Rates Risk

•     Government Regulation

•     Environmental Damage Claims Risk

•     Exchange Rates Risk

•     Foreign Securities Risk

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index.	The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund will concentrate its investments in companies in the oil exploration and production sub-sector to approximately the same extent as the Index.

•     Market Risk

•     Asset Class Risk

•     Passive Investments Risk

•     Concentration Risk

•     Derivatives Risk

•     Tracking Error Risk

•     Management Risk

•     Market Trading Risks

•     Lack of Governmental Insurance or Guarantee

•     Natural Disasters Risk

•     Exchange Rates Risk

•     Environmental Damage Claims Risk

•     Non-Diversification Risk

iShares Goldman Sachs Natural Resources Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index.	Index measures companies in the extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•     Market Risk

•     Asset Class Risk

•     Passive Investments Risk

•     Concentration Risk

•     Derivatives Risk

•     Tracking Error Risk

•     Management Risk

•     Market Trading Risks

•     World Events and Economic Conditions

•     Environmental Damage Claims Risk

•     Commodity Price Volatility Risk

•     Depletion of Resources

•     Non-Diversification Risk

#219932v2

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares Dow Jones U.S. Utilities Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index	Index measures the performance of te utilities sector of the U.S. equity market. Includes companies in electricity and gas, and water and multi-utilities sectors. The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•     Market Risk

•     Asset Class Risk

•     Passive Investments Risk

•     Concentration Risk

•     Derivatives Risk

•     Tracking Error Risk

•     Management Risk

•     Market Trading Risks

•     Governmental Regulatory Commissions

•     Deregulation Risk

•     Non-Diversification Risk

INTERNATIONAL/EMERGING MARKETS EQUITIES

EQ/AllianceBernstein International Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their county of incorporation and/or in other countries.

•     Convertible Securities Risk

•     Currency Risk

•     Derivatives Risk

•     Equity Risk

•     Foreign Securities Risk and Emerging Markets Risk

•     Growth Investing Risk

•     Investment Grade Securities Risk

•     Interest Rate Risk

•     Value Investing Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation	Invests in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•     Market Risk

•     Portfolio Management Risk

•     Asset Class Risk

•     Derivatives Risk

•     Equity Risk

•     Focused Portfolio Risk

•     Foreign Securities and Emerging Markets Risk

•     Inactive Market Risk

•     Investment Company Risk

•     Investment Style Risk

•     Large-Cap Company Risk

•     Leveraging Risk

•     Liquidity Risk

•     Net Asset Value Risk

•     Opportunity Risk

•     Passive Investment Risk

•     Security Risk

•     Small-and Mid-Cap Company Risk

•     Tracking Error Risk

•     Underlying ETF Management Risk

•     Valuation Risk

#219932v2

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/International Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Sub-adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East (“EAFE”) markets	• Convertible Securities Risk • Currency Risk • Equity Risk • Foreign Investing and Emerging Markets Risk • Growth Investing Risk

EQ/Mercury International Value Portfolio	Seeks to provide current income and long-term growth of income, accompanies by growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. The Portfolio invests primarily in the securities of companies located in the developed foreign markets.	• Convertible Securities Risk • Currency Risk • Derivatives Risk • Equity Risk • Foreign Securities and Emerging Markets Risk • Liquidity Risk • Small- and Mid-Cap Company Risk • Value Investing Risk

EQ/Oppenheimer Global Portfolio	Seeks capital appreciation	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets.

•     Derivatives Risk

•     Equity Risk

•     Exchange Traded funds Risk

•     Foreign Securities Risk

•     Depositary Receipts Risk

•     Emerging Markets Risk

•     Growth Investing Risk

•     Large-Cap Company Risk

•     Liquidity Risk

•     Small- and Mid-Cap Company Risk

•     Special Situations Risk

EQ/Templeton Growth Portfolio	Seeks long-term capital growth	The Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extend in securities issued by small capitalization companies.

•     Derivatives Risk

•     Equity Risk

•     Foreign Securities Risk

•     Currency Risk

•     Emerging Markets Risk

•     Fixed Income Risk

•     Credit risk

•     Interest Rate Risk

•     Real estate Investing risk

•     Small-Cap and Mid-Cap Company Risk

•     Value Investing Risk

#219932v2

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/Van Kampen Emerging Markets Portfolio	Seeks long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries.

•     Convertible Securities Risk

•     Currency Risk

•     Derivatives Risk

•     Equity Risk

•     Foreign Securities and Emerging Markets Risk

•     Equity Risk

•     Focused Portfolio Risk

•     Growth Investing Risk

•     Junk Bond and Lower Rated Securities Risk

•     Liquidity Risk

•     Portfolio Turnover Risk

AXA Premier VIP International Equity Portfolio	Long-Term growth of capital	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.)

•     Currency Risk

•     Foreign Securities and Emerging Markets Risk

•     Equity Risk

•     Issuer-Specific Risk

•     Large-Capitalization Risk

•     Liquidity Risk

•     Portfolio Management Risk

•     Small- and Mid-Capitalization Risk

•     Sub-Adviser Selection Risk

#219932v2